Tax regulations - Additional Information (Detail) $ in Thousands, $ in Thousands			12 Months Ended
	Dec. 13, 2023	Jul. 24, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2019
Statement [Line Items]
Income tax rate			30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Deductible interest			$ 20,000
Tax expense (income) at applicable tax rate			$ 163,608		$ 130,054		$ 45,829
Capital commitments				$ 30,000,000
Subsidiaries [member]
Statement [Line Items]
Income tax rate			35.00%	35.00%	35.00%	35.00%	35.00%	35.00%
AFBN S.R.L [Member]
Statement [Line Items]
Income taxes paid (refund), classified as operating activities			$ 979
General Resolution No. 5,248/2022 [Member]
Statement [Line Items]
Income tax rate							25.00%	25.00%
Tax expense (income) at applicable tax rate								$ 100,000,000
Income tax paid under consecutive installments							$ 8,300
General Resolution No. 5,391/2023 [Member]
Statement [Line Items]
Income tax rate					15.00%	15.00%
Tax expense (income) at applicable tax rate						$ 600,000,000
General Resolution No. 5,453/2023 [Member]
Statement [Line Items]
Income tax rate			15.00%	15.00%
Tax expense (income) at applicable tax rate				$ 600,000,000
Income tax paid under consecutive installments			$ 3,031
PAIS [Member]
Statement [Line Items]
Emergency tax rate									30.00%
Tax term									5 years
Mexico [member]
Statement [Line Items]
Income tax rate			30.00%	30.00%
Import of Goods and Freight [Member]
Statement [Line Items]
Tax rate effect of foreign tax rates	17.50%	7.50%
Import of Service [Member]
Statement [Line Items]
Tax rate effect of import tax rates		25.00%
Forecast [Member]
Statement [Line Items]
Income tax rate									7.00%